Investment instruments - Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ 20,382,605
IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Increases due to change in credit risk	85,755
Decreases due to change in credit risk	61,965
Charge-offs	134,966
New financial assets originated or purchased	221,176
Financial assets that have been derecognized	193,074
Changes in models/risk parameters	6,149
Foreign exchange and other movements	9,977
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	37
Changes in the allowances - Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Increases due to change in credit risk	0
Decreases due to change in credit risk	(50)
Charge-offs	0
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	0
Financial assets that have been derecognized	0
Changes in models/risk parameters	0
Foreign exchange and other movements	0
Balances as of December 31, 2018	(13)
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | Restated [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	37
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | 12-month expected credit losses [member] | Stage1 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	37
Changes in the allowances - Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Increases due to change in credit risk	0
Decreases due to change in credit risk	(50)
Charge-offs	0
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	0
Financial assets that have been derecognized	0
Changes in models/risk parameters	0
Foreign exchange and other movements	0
Balances as of December 31, 2018	(13)
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | 12-month expected credit losses [member] | Stage1 [member] | Restated [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	37
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Changes in the allowances - Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Increases due to change in credit risk	0
Charge-offs	0
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	0
Financial assets that have been derecognized	0
Changes in models/risk parameters	0
Foreign exchange and other movements	0
Financial Instruments At Amortised Cost Category [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Changes in the allowances - Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Increases due to change in credit risk	0
Charge-offs	0
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	0
Financial assets that have been derecognized	0
Changes in models/risk parameters	0
Foreign exchange and other movements	$ 0